Other Non-Current Assets (Details) $ in Millions	Jun. 30, 2025 USD ($) contract employee rig	Dec. 31, 2024 USD ($)
Disaggregation of Revenue [Line Items]
Deferred mobilization and contract preparation cost	$ 37.2	$ 39.5
Deferred tax asset	24.6	18.6
Non-current contract assets	12.8	1.5
Deferred financing fee	1.0	1.2
Right-of-use lease asset, non-current	$ 0.6	$ 0.8
Right-of-use asset, non-current [extensible list]	Other non-current assets	Other non-current assets
Prepayments	$ 0.0	$ 0.9
Other non-current assets	$ 76.2	62.5
Rigs under contract mobilization and preparation | employee	3
Rigs to be billed upon completion | rig	2
Contracts under non-current blended rate revenue | contract	1
Contracts under customer retention | contract	1
Deferred demobilization revenue
Disaggregation of Revenue [Line Items]
Non-current contract assets	$ 10.4	1.5
Deferred variable rate revenue
Disaggregation of Revenue [Line Items]
Non-current contract assets	1.8	0.0
Customer retention
Disaggregation of Revenue [Line Items]
Non-current contract assets	$ 0.6	$ 0.0